Other income (Tables)	6 Months Ended
Oct. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other income

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Interest income	5,832	1	1
Government grants	30,889	20,968	16,114
Other	20,710	20,916	16,074
Total	57,431	41,885	32,189